                      UNITED STATES
                                 SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                FORM 24F-2
                                   Annual Notice of Securities Sold
                                         Pursuant to Rule 24f-2

1.   Name and address of issuer:

     Pioneer Asset Allocation Trust
     60 State Street
     Boston, MA 02109-1820

2.   The name of each series or class of securities for which this Form is filed
     (if the Form is being filed for all series and classes of  securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number:        811-21569
     Securities Act File Number:                333-114788

4(a).Last day of fiscal year for which this notice is filed: July 31, 2015

4(b).___ Check  box if this  notice  is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
     A.2)

Note:  If the Form is being filed late,  interest must be paid on the registration fee due.

4(c).__ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to
           Section 24(f):                                     $326,293,150.62

     (ii)  Aggregate price of securities redeemed or repurchased during
           the fiscal year:                                   $341,334,508.56

     (iii) Aggregate  price of  securities redeemed or  repurchased  during any prior  fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
           Commission:                                        $124,109,126.73

     (iv) Total available redemption credits [add
           Items 5(ii)and 5(iii):                             $465,443,635.29

     (v)   Net sales-if Item 5(i)is greater than Item 5(iv)[subtract Item 5(iv)
           from Item 5(i)]:                                   $0.00

     (vi)  Redemption  credits available for use in future years---if Item 5(i)
           is  less  than  Item 5(iv)[subtract  Item  5(iv)  from  Item  5(i)]:
                                                              $139,150,484.67

     (vii) Multiplier for determining registration fee
           (See instruction C.9):                             x .00010070

     (viii)Registration fee due [multiply Item 5(v) by
           Item 5(vii)](enter "0" if no fee is due):        = $0.00

6.   Prepaid Shares

     If the  response  to Item 5(i) was determined  by  deducting  an amount of securities that were  registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities  (number of shares or other units) deducted  here:  None. If there are a number of shares or other units that were registered  pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

7.   Interest  due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year
     (See Instruction D):     N/A

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                 $0.00

9.   Date  the  registration fee and any interest payment was sent to the
     Commission's lockbox depository: N/A

          Method of Delivery:

               ______  Wire Transfer

               ______  Mail or other means

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By /s/ Jean M. Bradley
            Jean M. Bradley
            Chief Compliance Officer

     Date:  October 26, 2015